SEGMENT - Summary by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 1,339.5	$ 1,559.2	$ 1,520.4
Non-current assets	2,830.4	2,846.8	2,173.9
UK
Disclosure of geographical areas [line items]
Revenue	68.7	88.9	88.0
Non-current assets	499.0	357.2	0.2
Denmark
Disclosure of geographical areas [line items]
Non-current assets	1,411.1	1,604.2	1,746.6
Singapore
Disclosure of geographical areas [line items]
Non-current assets	835.8	799.7	336.7
USA
Disclosure of geographical areas [line items]
Revenue	199.1	243.1	182.7
Non-current assets	76.8	76.0	79.8
Other countries
Disclosure of geographical areas [line items]
Revenue	1,270.8	1,470.3	1,432.4
Non-current assets	$ 7.7	$ 9.7	$ 10.6